Expense Example, No Redemption - Winton Managed Futures Trend Fund	Oct. 24, 2025 USD ($)
Winton Managed Futures Trend Fund Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 262
Expense Example, No Redemption, 3 Years	627
Expense Example, No Redemption, 5 Years	1,120
Expense Example, No Redemption, 10 Years	2,477
Winton Managed Futures Trend Fund Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	337
Expense Example, No Redemption, 3 Years	853
Expense Example, No Redemption, 5 Years	1,495
Expense Example, No Redemption, 10 Years	$ 3,219